As filed with the Securities and Exchange Commission on April 4, 2013

Securities Act File No. 333-186489

Investment Company Act File No. 811-22800

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 2

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 2

Ivy High Income Opportunities Fund

Exact Name of Registrant as Specified in Declaration of Trust

6300 Lamar Avenue, Shawnee Mission, Kansas, 66202-4200

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(913) 236-2000

Registrant’s Telephone Number, including Area Code

Philip A. Shipp

6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service.

Copies of Communications to:

Alan P. Goldberg K&L Gates LLP 70 W. Madison St. Suite 3100 Chicago, IL 60602

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.     ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Shares, $.001 par value	1,000 Shares	$20.00	$20,000	$2.73

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	All of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effectiveness until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

This Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-2 for Ivy High Income Opportunities Fund (the “Fund”) is being filed solely for the purpose of filing Exhibit (n) with the date of April 3, 2013.

This Amendment incorporates by reference the information contained in Parts A and B of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement filed on April 3, 2013.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

Financial Statements

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act have been filed with Pre-effective Amendment No. 1 to this Registration Statement on Form N-2.

Exhibits

(a)(1)	Declaration of Trust, dated January 30, 2013(2)

(a)(2)	Amendment No. 1 to the Declaration of Trust, dated February 6, 2013(2)

(a)(3)	Amended and Restated Agreement and Declaration of Trust, dated March 28, 2013(3)

(a)(4)	Amended and Restated Certificate of Trust, dated March 28, 2013(3)

(b)	Amended and Restated By-Laws, dated March 28, 2013(3)

(c)	Not Applicable

(d)	[None]

(e)	Form of Dividend Reinvestment Plan(4)

(g)	Form of Investment Management Agreement between the Registrant and the Adviser(4)

(h)(1)	Form of Underwriting Agreement(4)

(h)(2)	Form of Master Agreement Among Underwriters(4)

(h)(3)	Form of Master Selected Dealers Agreement(4)

(h)(4)	Form of Structuring Fee Agreement with [ ](4)

(i)	Not Applicable

(j)	Form of Custody Agreement(4)

(k)(1)	Form of Service Agreement for Transfer Agent Services(4)

(k)(2)	Form of Administration, Bookkeeping and Pricing Services Agreement(4)

(l)	Opinion and Consent of Delaware Counsel(4)

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm(1)

(o)	Not Applicable

(p)	Form of Subscription Agreement(4)

(q)	Not Applicable

(r)	Code of Ethics(4)

(s)	Power of Attorney(3)

(1)	Filed herewith.
(2)	Filed on February 6, 2013 with Registrant’s Registration Statement on Form N-2 (333-186489) and incorporated herein by reference.
(3)	Filed on April 3, 2013 with Registrant’s Registration Statement on Form N-2 (333-186489) and incorporated herein by reference.
(4)	To be filed by amendment.

Item 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Structuring Fee Agreement with [            ] to be filed by amendment as exhibits (h)(1), (h)(2), (h)(3) and (h)(4) to the Registration Statement on Form N-2 (333-186489).

Item 27. Other Expenses of Issuance and Distribution

The following table shows the fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby. All amounts except the SEC registration fee and the Financial Industry Regulatory Authority, Inc. filing fee are estimates.

Securities and Exchange Commission registration fee		$2.73
New York Stock Exchange listing fees		*
Financial Industry Regulatory Authority fees		503.00
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees and expenses		*
Blue Sky filing fees and expenses		*
Trustees’ fee		*
Transfer agent’s fee		*
Miscellaneous		*
Total	$	*

*	To be furnished by amendment.

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

The following table shows the number of holders of securities of the Registrant as of March 28, 2013.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, par value $.001 per share	1

Item 30. Indemnification

Article V of the Registrant’s Declaration of Trust, filed as Exhibit (a)(3) to this Registration Statement, provides that:

Section 5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Section 5.2 Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee, officer or employee of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not Interested Persons or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

Section 5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

Section 5.4 No Duty of Investigation; No Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

Section 5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Pursuant to the Form of Underwriting Agreement filed as exhibit (h)(1) to the Registration Statement on Form N-2 (333-186489), the Registrant and the Adviser have agreed to indemnify the Underwriters of the Registrant’s Common Shares to the extent set forth in Section 6 to the Form of Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Adviser

The descriptions of Ivy Investment Management Company (the “Adviser”) under the caption “Management of the Fund” in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61515) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser’s principal business address is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

Item 32. Locations of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

Item 33. Management Services Not applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park and the State of Kansas on the 4th day of April, 2013.

IVY HIGH INCOME OPPORTUNITIES FUND

By:	/s/ Henry J. Herrmann
Name: Henry J. Herrmann
Title: President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities indicated below on April 4, 2013.

Signatures	Title

/s/ Joseph Harroz, Jr.* Joseph Harroz, Jr.	Chairman and Trustee

/s/ Henry J. Herrmann Henry J. Herrmann	President and Trustee

/s/ Joseph W. Kauten Joseph W. Kauten	Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer

/s/ Jarold W. Boettcher* Jarold W. Boettcher	Trustee

/s/ James D. Gressett* James D. Gressett	Trustee

/s/ Glendon E. Johnson, Jr.* Glendon E. Johnson, Jr.	Trustee

/s/ Eleanor B. Schwartz* Eleanor B. Schwartz	Trustee

/s/ Michael G. Smith* Michael G. Smith	Trustee

/s/ Edward M. Tighe* Edward M. Tighe	Trustee

*By:	/s/ Philip A. Shipp
Philip A. Shipp Attorney-in-Fact

ATTEST:	/s/ Mara D. Herrington
Mara D. Herrington Secretary

*	The original powers of attorney authorizing Henry J. Herrmann, Daniel C. Schulte, Kristen A. Richards and Philip A. Shipp, to execute this Registration Statement and Amendments thereto for the Trustees of the Board of the Registrant (formerly, the Ivy Credit Opportunities Fund) on whose behalf this Registration Statement is filed, have been filed as an Exhibit to Registrant’s Registration Statement on Form N-2 (333-186489) filed on April 3, 2013 and are incorporated herein by reference.

SCHEDULE OF EXHIBITS TO FORM N-2

Exhibits

(n)	Consent of Independent Registered Public Accounting Firm